Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 1,027,901.1		₨ 870,795.2
Net unrealized gain/(loss) arising during the period	(21,373.2)		17,701.5
Amounts reclassified to income	(8,455.1)		(3,185.2)
Balance	1,176,493.3	$ 18,069.4	1,027,901.1
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	25,433.1		10,707.6
Net unrealized gain/(loss) arising during the period	(21,445.3)		17,910.7
Amounts reclassified to income	(8,455.1)		(3,185.2)
Balance	(4,467.3)	(68.6)	25,433.1
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	598.5		807.7
Net unrealized gain/(loss) arising during the period	72.1		(209.2)
Amounts reclassified to income	0.0		0.0
Balance	670.6	10.3	598.5
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	26,031.6		11,515.3
Balance	₨ (3,796.7)	$ (58.3)	₨ 26,031.6